Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

20. Supplemental Cash Flow Information

Supplemental cash flow information is as follows:

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Cash paid during the period for:
Interest	$22,540	$32,202	$35,476
Taxes	49,888	18,448	13,879
Supplemental schedule of non-cash investing and financing activities:
Loans transferred to foreclosed assets not covered by
FDIC loss share agreements	9,047	10,676	17,095
Loans advanced for sales of foreclosed assets not covered by
FDIC loss share agreements	12,710	675	9,755
Covered loans transferred to covered foreclosed assets	33,020	29,014	5,354
Net change in unrealized gains and losses on investment securities AFS	2,395	15,622	(10,201)
Unsettled AFS investment security purchases	2,513	—	—